Earnings/(Loss) per Common Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reverse Stock Split [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Stockholders' Equity, Reverse Stock Split				one-for-ten reverse stock split
Convertible Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares with anti-dilutive effect, not included in calculation of earnings per share	0	1,549	227,496
Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares with anti-dilutive effect, not included in calculation of earnings per share	384,682	569,998	843,097